Fees Summary	Aug. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,966,000.00
Previously Paid Amount	0.00
Total Fee Amount	290.18
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 290.18
Narrative - Max Aggregate Offering Price	$ 1,966,000.00
Final Prospectus	true